Summary of Significant Accounting Policies - Summary Of Earnings Per Share Basic and Diluted (Detail)	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator: Earnings allocable to Ordinary Shares
Net Earnings and loss	$ (1,042,637)
Common Class A [Member]
Numerator: Earnings allocable to Ordinary Shares
Interest Income	0
Net Earnings and loss	$ 0
Denominator: Weighted Average Redeemable Ordinary Shares
Ordinary Shares, Basic and Diluted | shares	69,000,000
Basic and Diluted Ordinary Shares | $ / shares	$ 0.00
Common Class B [Member]
Numerator: Earnings allocable to Ordinary Shares
Net Earnings and loss	$ (1,042,637)
Redeemable Net Earnings	0
Non-Redeemable Net Loss	$ (1,042,637)
Denominator: Weighted Average Redeemable Ordinary Shares
Ordinary Shares, Basic and Diluted | shares	17,250,000
Basic and Diluted Ordinary Shares | $ / shares	$ (0.06)